INVESTMENT MANAGERS SERIES TRUST
803 W. Michigan Street
Milwaukee, Wisconsin  53233

September 7, 2010

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention:  Division of Investment Management

Re:	Investment Managers Series Trust (the “Trust”)
File No. 811 -21719
on behalf of FAMCO MLP & Energy Infrastructure Fund

The Trust is filing Post-Effective Amendment No. 110 to its Registration Statement under the Investment Company Act of 1940. Beneficial interests in the Fund are not registered under the Securities Act of 1933, as amended (the “Securities Act”), because such interests will be issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act. Only certain “accredited investors” within the meaning of Regulation D under the Securities Act may invest in the Fund.

If you have any questions, please call me at (626) 914-1360.  Thank you.

Sincerely,

/s/ JOY AUSILI

Joy Ausili
Investment Managers Series Trust
Secretary
626-914-1360